--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-----------------------------------------------

[PHOTO OMITTED]                         [PHOTO OMITTED]

Stephen E. Grant                        Phillip J. Orlando, CFA
Senior Portfolio Manager and            Chief Investment Officer
SAM Team Leader

Objective: High total investment return consistent with reasonable risk.

Portfolio: Stocks, bonds and money market instruments

Inception: October 1, 1987

Net Assets at December 31, 2001: $1,113,570,000

Q:    How did the Value Line Strategic Asset Management Trust perform in 2001?

A: The Trust had a total return of -12.92%(1) for the year, which compared with a total return of -11.88% for the S&P 500 Index(2) and a total return of 8.50% for the Lehman Brothers Government/Credit Bond Index.(3)

Since its inception more than 14 years ago, the Trust remains ahead of both benchmarks, with an average annual total return of 12.81%. This has been accomplished despite the Trust's significant holdings of bonds and cash in a period of generally strong stock prices.

Q:    What factors affected performance in 2001?

A: Asset allocation and stock selection each lowered returns. Stock holdings as a percentage of total assets in the Trust averaged 80%-85%, in a year of falling stock prices. Performance would have been better if the Trust held a smaller portion of stocks and a larger portion of bonds and cash. To determine asset allocation, we use Value Line's proprietary stock and bond models. These models rely on a variety of economic and financial variables to arrive at the Trust's asset mix. From the start of 2001, the stock model held a very positive stance due to lower interest rates and lower stock prices, and the model maintained this stance throughout the year.

      Meanwhile, our individual stock holdings suffered from Value Line's "growth" style. For stock selection, the Trust relies on the Value Line Timeliness Ranking System, which favors companies with strong earnings momentum and strong stock price momentum, relative to other companies. These tend to be "growth" stocks, which suffered last year by comparison with "value" stocks. We do, however, maintain a very diversified portfolio, including some "value" stocks, which limited the Trust's losses.

================================================================================
      "To determine asset allocation, we use Value Line's proprietary stock and bond models. These models rely on a variety of economic and financial variables to arrive at the Trust's asset mix. From the start of 2001, the stock model held a very positive stance due to lower interest rates and lower stock prices, and the model maintained this stance throughout the year.
================================================================================

Q:    What is your outlook for 2002?

A: Our asset allocation model is holding to its positive view for the stock market. Barring a sharp rise in interest rates, the Trust's stock allocation is likely to remain in the 75%-90% range in the months ahead.

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 primarily large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The Lehman Brothers Government/Credit Bond Index, formerly known as The Lehman Brothers Government/Corporate Bond Index, is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. The Lehman Brothers Government/Credit Bond Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

--------------------------------------------------------------------------------
130

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust Profile
---------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                       FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
1 Year ..............................................................   -12.92%
3 Years .............................................................     3.34%
5 Years .............................................................    10.22%
10 Years ............................................................    11.49%
Since Inception (10/01/87) ..........................................    12.81%
--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Top Ten Holdings as of December 31, 2001

                                                                   Percent of
Company                                                         Total Net Assets
--------------------------------------------------------------------------------
Wal Mart Stores Inc.                                                 3.63%
--------------------------------------------------------------------------------
Microsoft Corp.                                                      3.54%
--------------------------------------------------------------------------------
General Electric Co.                                                 3.51%
--------------------------------------------------------------------------------
Citigroup Inc.                                                       2.90%
--------------------------------------------------------------------------------
Forest Labs Inc.                                                     1.55%
--------------------------------------------------------------------------------
American Int'l Group Inc.                                            1.50%
--------------------------------------------------------------------------------
Pepsico Inc.                                                         1.45%
--------------------------------------------------------------------------------
General Dynamics Corp.                                               1.44%
--------------------------------------------------------------------------------
Allergan Inc.                                                        1.44%
--------------------------------------------------------------------------------
IBM Corp.                                                            1.43%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Portfolio Composition by Asset
                   Allocation Sector as of December 31, 2001

   [The following table was depicted as a pie chart in the printed material.]

                        Cash & Equivalents        10.99%
                        Fixed Income               7.15%
                        Equity                    81.86%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Growth of a Hypothetical $10,000 Investment

           The Value Line Strategic       The Lehman Brothers
            Asset Management Trust   Government/Credit Bond Index  S&P 500 Index
            ----------------------   ----------------------------  -------------
12/31/87           9476.4                      10584                   7753
      88         10452.94                      11386.27                9036
      89         13123.79                      13007.67               11892
      90         13104.45                      14084.71               11529
      91         18783.56                      16356.57               15042
      92         21611.17                      17596.4                16189
      93         24173.59                      19537.28               17820
      94         22994.04                      18851.52               18056
      95         29555.73                      22478.56               24841
      96         34246.15                      23130.43               30545
      97         39607.68                      25387.96               40735
      98         50481.79                      27792.2                52377
      99         62757.32                      27194.67               63397
      00         63981.67                      30417.24               57622
12/31/01         55715.24                      33002.71               50770.85

To give you a comparison, the chart above shows the performance of a $10,000 investment made in The Value Line Strategic Asset Management Trust, the S&P 500 Index, and The Lehman Brothers Government/Credit Bond Index.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
131

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Schedule of Investments
December 31, 2001

--------------------------------------------------------------------------------
Common Stocks -- 81.9%
--------------------------------------------------------------------------------

Shares                                                                    Value
-------------------------------------------------------------------------------
Advertising -- 1.5%
    177,000   Omnicom Group, Inc.                                $   15,814,950
     16,000   TMP Worldwide, Inc.*                                      686,400
                                                                 --------------
                                                                     16,501,350
-------------------------------------------------------------------------------
Aerospace/Defense -- 2.2%
    201,000   General Dynamics Corp.                                 16,007,640
     69,000   L-3 Communications Holdings, Inc.*                      6,210,000
     83,000   Precision Castparts Corp.                               2,344,750
                                                                 --------------
                                                                     24,562,390
-------------------------------------------------------------------------------
Apparel -- 0.2%
     59,000   V.F. Corp.                                              2,301,590
-------------------------------------------------------------------------------
Auto Parts -- 0.6%
     42,000   Johnson Controls, Inc.                                  3,391,500
     50,000   Magna International, Inc. Class "A"                     3,173,500
                                                                 --------------
                                                                      6,565,000
-------------------------------------------------------------------------------
Bank -- 2.0%
    139,000   BB & T Corp.                                            5,019,290
     34,000   Commerce Bancorp, Inc.                                  1,337,560
     18,000   M&T Bank Corp.                                          1,311,300
    114,000   North Fork Bancorporation, Inc.                         3,646,860
    106,000   Regions Financial Corp.                                 3,173,640
    180,000   SouthTrust Corp.                                        4,440,600
    141,000   Synovus Financial Corp.                                 3,532,050
                                                                 --------------
                                                                     22,461,300
-------------------------------------------------------------------------------
Bank - Midwest -- 1.7%
    144,500   Fifth Third Bancorp                                     8,862,185
     70,000   Northern Trust Corp.                                    4,215,400
    120,000   TCF Financial Corp.                                     5,757,600
                                                                 --------------
                                                                     18,835,185
-------------------------------------------------------------------------------
Beverage - Alcoholic -- 0.1%
     24,000   Constellation Brands, Inc. Class "A"*                   1,028,400
-------------------------------------------------------------------------------
Beverage - Soft Drink -- 1.7%
    100,000   Pepsi Bottling Group, Inc. (The)                        2,350,000
    331,200   PepsiCo, Inc.                                          16,126,128
                                                                 --------------
                                                                     18,476,128
-------------------------------------------------------------------------------
Biotechnology -- 0.5%
     30,000   Amgen Inc.*                                             1,693,200
    172,000   Millennium Pharmaceuticals, Inc.*                       4,215,720
                                                                 --------------
                                                                      5,908,920
-------------------------------------------------------------------------------
Cable TV -- 0.5%
    202,000   EchoStar Communications Corp.
                Class "A"*                                            5,548,940
-------------------------------------------------------------------------------
Chemical - Specialty -- 0.2%
     62,000   Sigma-Aldrich Corp.                                     2,443,420
-------------------------------------------------------------------------------
Coal -- 0.0%
     22,000   Massey Energy Corp.                                       456,060
-------------------------------------------------------------------------------
Computer and Peripherals -- 1.6%
    132,000   International Business Machines
                Corp.                                                15,966,720
     54,000   Tech Data Corp.*                                        2,337,120
                                                                 --------------
                                                                     18,303,840
-------------------------------------------------------------------------------
Computer Software and Services-- 7.8%
     76,000   Affiliated Computer Services, Inc.
                Class "A"*                                            8,065,880
     68,000   DST Systems, Inc.*                                      3,389,800
    110,000   Electronic Data Systems Corp.                           7,540,500
     45,000   Fair, Isaac & Co., Inc.                                 2,835,900
    102,000   First Data Corp.                                        8,001,900
    108,000   Fiserv, Inc.*                                           4,570,560
    595,000   Microsoft Corp.*                                       39,418,750
     54,000   Paychex, Inc.                                           1,881,900
     97,000   Peoplesoft, Inc.*                                       3,899,400
    176,000   SunGard Data Systems Inc.*                              5,091,680
     29,000   Symantec Corp.*                                         1,923,570
                                                                 --------------
                                                                     86,619,840
-------------------------------------------------------------------------------
Diversified Companies -- 2.4%
     60,000   American Standard Companies, Inc.*                      4,093,800
     60,200   Hillenbrand Industries, Inc.                            3,327,254
    110,000   ITT Industries, Inc.                                    5,555,000
    238,000   Tyco International Ltd.                                14,018,200
                                                                 --------------
                                                                     26,994,254
-------------------------------------------------------------------------------
Drug -- 6.4%
     16,000   Andrx Group*                                            1,126,560
     20,000   Barr Laboratories, Inc.*                                1,587,200
    204,000   Biovail Corp.*                                         11,475,000
     40,000   Bristol-Myers Squibb Co.                                2,040,000
     48,000   CV Therapeutics, Inc.*                                  2,496,960
     30,000   Cephalon, Inc.*                                         2,267,550
     42,000   Elan  Corp. Plc (ADR)*                                  1,892,520
    210,000   Forest Laboratories, Inc.*                             17,209,500
    108,000   Genzyme Corp.-General Division*                         6,464,880
    141,333   King Pharmaceuticals, Inc.*                             5,954,359
     48,000   Medicis Pharmaceuticals Corp.
                Class "A"*                                            3,100,320
    125,000   Merck & Co., Inc.                                       7,350,000
     47,000   Neurocrine Biosciences, Inc.*                           2,411,570
     94,000   Pharmaceutical Product
                Development, Inc.*                                    3,037,140
     24,000   Pharmaceutical Resources, Inc.*                           811,200
     54,000   Taro Pharmaceutical Industries, Ltd.*                   2,157,300
      6,000   Teva Pharmaceutical Industries Ltd.
                (ADR)*                                                  369,780
                                                                 --------------
                                                                     71,751,839
-------------------------------------------------------------------------------
Educational Services -- 0.5%
     90,000   Apollo Group, Inc. Class "A"*                           4,050,900
     78,000   SmartForce Plc (ADR)*                                   1,930,500
                                                                 --------------
                                                                      5,981,400
-------------------------------------------------------------------------------
Electrical Equipment -- 3.5%
    975,000   General Electric Co.                                   39,078,000
-------------------------------------------------------------------------------
Electric Utility - Central -- 0.2%
     94,000   UtiliCorp United Inc.                                   2,365,980
-------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
142

--------------------------------------------------------------------------------

Shares                                                                    Value
-------------------------------------------------------------------------------
Electric Utility - East -- 1.5%
    101,300   Allegheny Energy, Inc.                             $    3,669,086
    106,000   Duke Energy Corp.                                       4,161,560
    200,000   Southern Co. (The)                                      5,070,000
    130,000   TECO Energy, Inc.                                       3,411,200
                                                                 --------------
                                                                     16,311,846
-------------------------------------------------------------------------------
Electronics --0.2%
    100,000   Flextronics International Ltd.*                         2,399,000
-------------------------------------------------------------------------------
Entertainment Technology-- 0.5%
    162,000   Gemstar-TV Guide International,
                Inc.*                                                 4,487,400
     24,500   THQ, Inc.*                                              1,187,515
                                                                 --------------
                                                                      5,674,915
-------------------------------------------------------------------------------
Environmental -- 0.5%
    178,000   Waste Management, Inc.                                  5,679,980
-------------------------------------------------------------------------------
Financial Services -- 9.7%
    211,000   American International Group, Inc.                     16,753,400
     93,000   Bisys Group, Inc. (The)*                                5,951,070
    156,000   Block (H.& R.), Inc.                                    6,973,200
     52,000   Capital One Financial Corp.                             2,805,400
    170,000   Cendant Corp.*                                          3,333,700
    640,666   Citigroup, Inc.                                        32,340,820
    190,000   Concord EFS, Inc.*                                      6,228,200
    209,000   Federal Home Loan Mortgage Corp.                       13,668,600
    175,000   Federal National Mortgage
                Association                                          13,912,500
     60,000   Household International, Inc.                           3,476,400
     18,000   Marsh & McLennan Companies, Inc.                        1,934,100
                                                                 --------------
                                                                    107,377,390
-------------------------------------------------------------------------------
Food Processing -- 0.2%
     36,000   Hershey Foods Corp.                                     2,437,200
-------------------------------------------------------------------------------
Food Wholesalers -- 1.0%
     89,500   Fleming Companies, Inc.                                 1,655,750
    183,000   Supervalu, Inc.                                         4,047,960
    186,000   SYSCO Corp.                                             4,876,920
                                                                 --------------
                                                                     10,580,630
-------------------------------------------------------------------------------
Furniture/Home Furnishings -- 0.3%
     63,000   Mohawk Industries, Inc.*                                3,457,440
-------------------------------------------------------------------------------
Grocery -- 0.3%
     83,000   Whole Foods Market, Inc.*                               3,615,480
-------------------------------------------------------------------------------
Healthcare Information Systems -- 0.4%
     84,000   Cerner Corp.*                                           4,194,120
-------------------------------------------------------------------------------
Home Appliance -- 0.3%
     41,000   Whirlpool Corp.                                         3,006,530
-------------------------------------------------------------------------------
Hotel/Gaming -- 0.5%
     88,000   International Game Technology*                          6,010,400
-------------------------------------------------------------------------------
Household Products -- 0.3%
     12,000   Clorox Co.                                                474,600
     40,000   Procter & Gamble Co. (The)                              3,165,200
                                                                 --------------
                                                                      3,639,800
-------------------------------------------------------------------------------
Insurance - Property & Casualty -- 1.7%
     73,000   Everest Re Group, Ltd.                                  5,161,100
     34,000   PMI Group, Inc.                                         2,278,340
     33,000   Progressive Corp.                                       4,926,900
     28,000   Safeco Corp.                                              872,200
     61,000   XL Capital Ltd.                                         5,572,960
                                                                 --------------
                                                                     18,811,500
-------------------------------------------------------------------------------
Internet -- 0.1%
     24,000   Overture Services, Inc.*                                  850,320
-------------------------------------------------------------------------------
Machinery -- 0.4%
    102,000   Stanley Works                                           4,750,140
-------------------------------------------------------------------------------
Medical Services -- 4.0%
     82,000   First Health Group Corp.*                               2,028,680
    111,000   HCA, Inc.                                               4,277,940
     70,000   Laboratory Corp. of America
                Holdings*                                             5,659,500
    100,000   LifePoint Hospitals, Inc.*                              3,404,000
    168,000   Lincare Holdings, Inc.*                                 4,813,200
     32,000   Manor Care Inc.*                                          758,720
     39,000   Quest Diagnostics, Inc.*                                2,796,690
    120,000   Tenet Healthcare Corp.*                                 7,046,400
     63,000   Trigon Healthcare, Inc.*                                4,375,350
     84,000   Universal Health Services, Inc.
                Class "B"*                                            3,593,520
     45,000   Wellpoint Health Networks, Inc.*                        5,258,250
                                                                 --------------
                                                                     44,012,250
-------------------------------------------------------------------------------
Medical Supplies -- 5.4%
     40,000   Abbott Laboratories                                     2,230,000
    214,000   Allergan, Inc.                                         16,060,700
     44,000   AmerisourceBergen Corp.                                 2,796,200
     76,000   Beckman Coulter, Inc.                                   3,366,800
    177,000   Biomet, Inc.                                            5,469,300
     25,650   Cardinal Health, Inc.                                   1,658,529
    106,000   Cytyc Corp.*                                            2,766,600
    164,000   Johnson & Johnson                                       9,692,400
     84,000   McKesson Corp.                                          3,141,600
     23,000   St. Jude Medical, Inc.*                                 1,785,950
     84,000   Stryker Corp.                                           4,903,080
     84,000   Varian Medical Systems, Inc.*                           5,985,840
                                                                 --------------
                                                                     59,856,999
-------------------------------------------------------------------------------
Metal Fabricating -- 0.2%
     84,000   Shaw Group, Inc.*                                       1,974,000
-------------------------------------------------------------------------------
Metals and Mining - Diversified -- 0.4%
    110,000   Alcoa, Inc.                                             3,910,500
-------------------------------------------------------------------------------
Natural Gas - Diversified -- 0.2%
     50,000   El Paso Corp.                                           2,230,500
-------------------------------------------------------------------------------
Office Equipment and Supplies -- 0.4%
    220,000   Office Depot, Inc.*                                     4,078,800
-------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
                                                                             143

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Schedule of Investments
December 31, 2001 (Continued)

Shares                                                                    Value
-------------------------------------------------------------------------------
Pharmacy Services -- 0.6%
    112,000   AdvancePCS*                                        $    3,287,200
     94,000   Caremark Rx, Inc.*                                      1,533,140
     34,000   Express Scripts, Inc. Class "A"*                        1,589,840
                                                                 --------------
                                                                      6,410,180
-------------------------------------------------------------------------------
Precision Instrument -- 1.2%
     64,000   PerkinElmer, Inc.                                       2,241,280
    149,000   Thermo Electron Corp.*                                  3,555,140
    208,000   Waters Corp.*                                           8,060,000
                                                                 --------------
                                                                     13,856,420
-------------------------------------------------------------------------------
Railroad -- 0.9%
    104,000   CP Holders, Inc.                                        4,079,920
     80,000   CSX Corp.                                               2,804,000
    160,000   Norfolk Southern Corp.                                  2,932,800
                                                                 --------------
                                                                      9,816,720
-------------------------------------------------------------------------------
Recreation -- 1.3%
    222,000   Harley-Davidson, Inc.                                  12,056,820
    170,000   Mattel, Inc.                                            2,924,000
                                                                 --------------
                                                                     14,980,820
-------------------------------------------------------------------------------
Restaurant -- 1.5%
    217,500   Brinker International, Inc.*                            6,472,800
     74,000   CBRL Group, Inc.                                        2,178,560
    105,000   Cheesecake Factory, Inc. (The)*                         3,650,850
    120,000   Darden Restaurants, Inc.                                4,248,000
                                                                 --------------
                                                                     16,550,210
-------------------------------------------------------------------------------
Retail Building Supply -- 1.0%
     96,000   Home Depot, Inc. (The)                                  4,896,960
    122,000   Lowe's Companies, Inc.                                  5,662,020
                                                                 --------------
                                                                     10,558,980
-------------------------------------------------------------------------------
Retail - Special Lines-- 2.5%
    100,000   Abercrombie & Fitch Co.
                Class "A"*                                            2,653,000
     71,000   AnnTaylor Stores Corp.*                                 2,485,000
     36,000   AutoZone, Inc.*                                         2,584,800
    362,000   Bed Bath & Beyond Inc.*                                12,271,800
     94,000   Blockbuster, Inc. Class "A"                             2,368,800
     92,000   Foot Locker, Inc.*                                      1,439,800
     48,000   Ross Stores, Inc.                                       1,539,840
    119,000   Toys `R' Us, Inc.*                                      2,468,060
                                                                 --------------
                                                                     27,811,100
-------------------------------------------------------------------------------
Retail Store -- 6.7%
     60,000   BJ's Wholesale Club Inc.*                               2,646,000
    170,000   Costco Wholesale Corp.*                                 7,544,600
    196,000   Kohl's Corp.*                                          13,806,240
    139,000   Penney (J.C.) Co., Inc.                                 3,739,100
    143,000   Target Corp.                                            5,870,150
    703,000   Wal-Mart Stores, Inc.                                  40,457,650
                                                                 --------------
                                                                     74,063,740
-------------------------------------------------------------------------------
Semiconductor -- 0.6%
     46,000   Linear Technology Corp.                                 1,795,840
     32,000   Maxim Integrated Products, Inc.*                        1,680,320
      5,000   Microchip Technology Inc.*                                193,700
     88,000   Semtech Corp.*                                          3,140,720
                                                                 --------------
                                                                      6,810,580
-------------------------------------------------------------------------------
Shoe -- 0.4%
     30,000   Nike, Inc. Class "B"                                    1,687,200
    120,000   Reebok International Ltd.*                              3,180,000
                                                                 --------------
                                                                      4,867,200
-------------------------------------------------------------------------------
Telecommunications Equipment -- 0.2%
     68,000   Polycom, Inc.*                                          2,339,200
-------------------------------------------------------------------------------
Telecommunication Services -- 0.1%
     20,000   SBC Communications, Inc.                                  783,400
-------------------------------------------------------------------------------
Thrift -- 2.2%
     92,000   BankNorth Group, Inc.                                   2,071,840
    128,100   Charter One Financial, Inc.                             3,477,915
    125,000   Dime Bancorp, Inc.                                      4,510,000
     80,000   Golden State Bancorp, Inc.                              2,092,000
     66,000   Golden West Financial Corp.                             3,884,100
     32,000   GreenPoint Financial Corp.                              1,144,000
    248,000   Sovereign Bancorp, Inc.                                 3,035,520
    138,000   Washington Mutual, Inc.                                 4,512,600
                                                                 --------------
                                                                    24,727,975
-------------------------------------------------------------------------------
Tobacco -- 0.4%
    100,000   Philip Morris Companies, Inc.                           4,585,000
-------------------------------------------------------------------------------
Wireless Networking -- 0.2%
    120,000   RF Micro Devices Inc.*                                  2,307,600
-------------------------------------------------------------------------------
              Total Common Stocks
              (Cost $752,158,702)                                   911,512,701
-------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
144

--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
U.S. Treasury Obligations -- 1.2%
-------------------------------------------------------------------------------
$14,000,000   U.S. Treasury Notes 3.50%,
                due 11/15/06                                     $   13,495,776
-------------------------------------------------------------------------------
              Total U.S. Treasury Obligations
              (Cost $13,960,509)                                     13,495,776
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 5.9%
-------------------------------------------------------------------------------
  9,000,000   Private Export Funding Corp.
                Series "J" 7.650%, due 5/15/06                       10,008,702
 22,000,000   Federal Home Loan Mortgage Corp.
                5.50%, due 7/15/06                                   22,609,334
 10,000,000   Federal National Mortgage
                Association Pool #380188,
                6.450% due 4/1/08                                     9,906,200
  8,000,000   Federal Home Loan Mortgage Corp.
                5.875%, due 3/21/11                                   7,948,976
 15,000,000   Federal National Mortgage
                Association 6.625%, due 11/15/30                     15,692,985
-------------------------------------------------------------------------------
              Total U.S. Government Agency
                Obligations
                (Cost $65,191,599)                                   66,166,197
-------------------------------------------------------------------------------
              Total Investment Securities (89.0%)
                (Cost $831,310,810)                                 991,174,674
-------------------------------------------------------------------------------

Principal
Amount                                                                   Value
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Repurchase Agreements -- 11.2%
-------------------------------------------------------------------------------
(including accrued interest)

$41,500,000   Collateralized by $32,805,000
                U.S. Treasury Bonds 8.125%,
                due 8/15/19, with a value of
                $42,410,714 (with Morgan
                Stanley Dean Witter & Co.,
                1.60%, dated 12/31/01,
                due 1/2/02, delivery value
                $41,503,689)                                     $   41,501,844
 41,600,000   Collateralized by $38,665,000
                U.S. Treasury Notes 6.5%,
                due 10/15/06, with a value of
                $42,603,997 (with State Street
                Bank and Trust Co., 1.62%,
                dated 12/31/01 due 1/2/02,
                delivery value $41,603,744)                          41,601,872
 41,600,000   Collateralized by $39,564,000
                U.S. Treasury Bonds 6.25%,
                due 8/15/23, with a value of
                $42,685,487 (with UBS Warburg
                LLC, 1.60%, dated 12/31/01
                due 1/2/02, delivery value
                $41,603,698)                                         41,601,849
-------------------------------------------------------------------------------
Total Repurchase Agreements
  (Cost $124,705,565)                                               124,705,565
-------------------------------------------------------------------------------
Excess of Liabilities Over Cash
  and Other Assets (-0.2%)                                           (2,312,094)
-------------------------------------------------------------------------------
Net Assets-100.00%                                               $1,113,568,145
-------------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
  ($1,113,568,145 / 60,649,355
  shares outstanding)                                            $        18.36
-------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.             (ADR) American Depositary Receipts.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Statement of Assets
and Liabilities
December 31, 2001

ASSETS
  Investment securities, at value
    (Cost $831,310,810)                                         $   991,174,674
  Repurchase agreements (cost $124,705,565)                         124,705,565
  Cash                                                                  129,541
  Receivable for securities sold                                      3,547,610
  Interest and dividends receivable                                   1,787,086
  Receivable for trust shares sold                                      352,906
                                                                ---------------
    Total Assets                                                  1,121,697,382
                                                                ---------------

LIABILITIES
  Payable for securities purchased                                    6,273,363
  Payable for trust shares repurchased                                1,183,507
  Accrued expenses:
    Advisory fee                                                        468,060
    GIACadministrative service fee                                      135,000
    Other                                                                69,307
                                                                ---------------
      Total Liabilities                                               8,129,237
                                                                ---------------
Net Assets                                                      $ 1,113,568,145
                                                                ===============

NET ASSETS CONSIST OF:
  Shares of beneficial interest, at
    $0.01 par value (authorized unlimited,
    outstanding 60,649,355 shares)                              $       606,494
  Additional paid-in capital                                      1,016,929,405
  Undistributed net investment income                                11,488,712
  Accumulated net realized loss on investments                      (75,320,330)
  Net unrealized appreciation of investments                        159,863,864
                                                                ---------------
Net Assets                                                      $ 1,113,568,145
                                                                ===============

Net Asset Value Per Outstanding Share
  ($1,113,568,145 / 60,649,355
  shares of beneficial interest outstanding)                    $         18.36
                                                                ===============

Statement of Operations
Year Ended
December 31, 2001

INVESTMENT INCOME
  Interest                                                      $    11,214,198
  Dividends (Net of foreign withholding
    tax of $17,272)                                                   7,668,101
                                                                ---------------
    Total Income                                                     18,882,299
                                                                ---------------

  Expenses:
    Investment advisory fee                                           6,197,422
    GIAC administrative service fee                                     545,474
    Custodian fees                                                      137,046
    Audit and legal fees                                                 52,350
    Insurance and dues                                                   36,260
    Trustees' fees and expenses                                          21,808
    Printing                                                              7,814
    Taxes and other                                                         466
                                                                ---------------
      Total Expenses Before Custody Credits                           6,998,640
      Less: Custody Credits                                             (15,651)
                                                                ---------------
      Net Expenses                                                    6,982,989
                                                                ---------------
Net Investment Income                                                11,899,310
                                                                ---------------

Net Realized and Unrealized
  LOSS on Investments:
    Net realized loss                                               (75,001,513)
    Net change in unrealized appreciation                          (130,576,725)
                                                                ---------------
  Net Realized Loss and Change in
    Unrealized Appreciation on Investments                         (205,578,238)
                                                                ---------------
  NET DECREASE IN NET ASSETS
    FROM OPERATIONS                                             $  (193,678,928)
                                                                ===============

                       See notes to financial statements.


--------------------------------------------------------------------------------
146

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                                        Year               Year
                                                                                       Ended              Ended
                                                                                December 31,       December 31,
                                                                                        2001               2000
                                                                             ---------------    ---------------
Operations:
  Net investment income                                                      $    11,899,310    $    40,659,980
  Net realized (loss) gain on investments                                        (75,001,513)        91,304,476
  Change in net unrealized appreciation                                         (130,576,725)       (95,985,649)
                                                                             ---------------    ---------------
  Net (decrease) increase in net assets from operations                         (193,678,928)        35,978,807
                                                                             ---------------    ---------------

Distributions to Shareholder:
  Net investment income                                                          (40,322,221)       (31,995,101)
  Net realized gain from investment transactions                                 (91,623,293)      (310,414,736)
                                                                             ---------------    ---------------
  Total distributions                                                           (131,945,514)      (342,409,837)
                                                                             ---------------    ---------------

Trust Share Transactions:
  Proceeds from sale of shares                                                    56,672,120         92,815,053
  Proceeds from reinvestment of dividends and distributions to shareholder       131,945,514        342,409,837
  Cost of shares repurchased                                                    (239,387,023)      (250,712,683)
                                                                             ---------------    ---------------
  Net (decrease) increase from trust share transactions                          (50,769,389)       184,512,207
                                                                             ---------------    ---------------

Total Decrease In Net Assets                                                    (376,393,831)      (121,918,823)

Net Assets:
  Beginning of year                                                            1,489,961,976      1,611,880,799
                                                                             ---------------    ---------------
  End of year                                                                $ 1,113,568,145    $ 1,489,961,976
                                                                             ===============    ===============

Undistributed Net Investment Income, at End of Year                          $    11,488,712    $    40,300,454
                                                                             ===============    ===============

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Notes to Financial Statements
December 31, 2001

----------------------------------
1. Significant Accounting Policies
----------------------------------

      Value Line Strategic Asset Management Trust (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation

      Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

      The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

      Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Trustees may determine in good faith.

(B) Repurchase Agreements

      In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

      It is the Trust's policy to qualify under, and comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Dividends and Distributions

      It is the Trust's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net


--------------------------------------------------------------------------------
148

--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2001

investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E) Amortization.

      In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Trust to amortize premium and discount on all fixed-income securities. Such amortization is included in net investment income but does not impact the net assets or the distributions of the Trust. The cumulative effect of this accounting change resulted in a reduction of $388,831 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

      The effect of this change for the period ended December 31, 2001 was to decrease net investment income by $84,766, decrease unrealized gains by $337,519, and decrease realized losses by $422,285. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.

(F) Investments

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments adjusted for amortization of discount and premium is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

--------------------------------------------
2. Capital Share Transactions, Dividends and
   Distributions
--------------------------------------------

      Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc.
(GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

                                                        2001             2000
                                                    -----------      -----------
Shares sold                                           2,762,213        3,378,282
Shares issued in reinvestment
  of dividends and distributions                      7,048,371       13,890,866
                                                    -----------      -----------
                                                      9,810,584       17,269,148
Shares repurchased                                   12,231,369        9,049,628
                                                    -----------      -----------

Net (decrease) increase                              (2,420,785)       8,219,520
                                                    ===========      ===========

Dividends per share from net
  investment income                                 $    0.6879      $      0.62
                                                    ===========      ===========

Distributions per share from net
  realized gains                                    $    1.5631      $      6.00
                                                    ===========      ===========

------------------------------------
3. Purchases and Sales of Securities
------------------------------------

      Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                   2001
                                              ------------
PURCHASES:
  U.S. Treasury and U.S.
    Government Agency
    Obligations                               $246,449,704
  Other Investment Securities                  512,843,042
                                              ------------
                                              $759,292,746
                                              ============

SALES:
  U.S. Treasury and U.S.
    Government Agency
Obligations                                   $359,606,604
  Other Investment Securities                  452,786,347
                                              ------------
                                              $812,392,951
                                              ============


--------------------------------------------------------------------------------
                                                                             149

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Notes to Financial Statements
December 31, 2001

---------------
4. Income Taxes
---------------

      At December 31, 2001, information on the tax components of capital is as follows:

      Cost of investments for tax purposes               $956,067,687
                                                         ------------
      Gross tax unrealized appreciation                  $195,721,087
      Gross tax unrealized depreciation                   (35,908,535)
                                                         ------------
      Net tax unrealized appreciation on investments     $159,812,552
                                                         ============
      Undistributed ordinary income                      $ 11,957,709
                                                         ============
      Capital loss carryforward,
        expires December 31, 2009                        $(61,262,493)
                                                         ============

      During the year ended December 31, 2001, as permitted under federal income tax regulations, the Fund elected to defer $14,475,522 of Post-October net capital losses to the next taxable year. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

      Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.

      The tax composition of dividends was as follows:
      Ordinary Income                                    $ 40,326,821
      Long-term capital gains                              91,618,693
                                                         ------------
                                                         $131,945,514
                                                         ============

------------------------------------------------
5. Investment Advisory Contract, Management Fees
and Transactions with Affiliates
------------------------------------------------

      An advisory fee of $6,197,422 was paid or payable to Value Line, Inc. (the "Adviser"), the Trust's investment adviser, for the year ended December 31, 2001. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust's Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

      Certain officers and Trustees of the Adviser and Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and trustees of the Trust. During the year ended December 31, 2001, the Trust paid brokerage commissions totaling $551,164 to Value Line Securities, Inc., a wholly owned subsidiary of the Adviser, which clears its transactions through unaffiliated brokers.

      The Trust has an agreement with GIAC to reimburse GIAC for expenses incurred in performing administrative and internal accounting functions in connection with the establishment of contract-owner accounts and their ongoing maintenance, printing and distribution of shareholder reports and providing ongoing shareholder servicing functions. Such reimbursement is limited to an amount no greater than $18.00 times the average number of accounts at the end of each quarter during the year. During the year ended December 31, 2001, the Trust incurred expenses of $545,474 in connection with such services rendered by GIAC.


--------------------------------------------------------------------------------
150

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

                                                                               Years Ended December 31,
                                              --------------------------------------------------------------------------------------
                                                     2001              2000              1999              1998             1997
                                              --------------------------------------------------------------------------------------
Net asset value, beginning of year ........   $     23.62       $     29.39       $     25.22       $     22.13      $     21.90
                                              -----------       -----------       -----------       -----------      -----------
Income from investment operations:
  Net investment income ...................          0.24              0.68              0.59              0.30             0.65
  Net (losses) gains on securities
    (both realized and unrealized) ........         (3.25)             0.17              5.34              5.43             2.65
                                              -----------       -----------       -----------       -----------      -----------
  Total from investment operations ........         (3.01)              .85              5.93              5.73             3.30
                                              -----------       -----------       -----------       -----------      -----------

Less Distributions:
  Dividends from net investment income ....         (0.69)            (0.62)            (0.29)            (0.68)           (0.55)
  Distributions from net realized gains ...         (1.56)            (6.00)            (1.47)            (1.96)           (2.52)
                                              -----------       -----------       -----------       -----------      -----------
  Total distributions .....................         (2.25)            (6.62)            (1.76)            (2.64)           (3.07)
                                              ===========       ===========       ===========       ===========      ===========

Net asset value, end of year ..............   $     18.36       $     23.62       $     29.39       $     25.22      $     22.13
                                              ===========       ===========       ===========       ===========      ===========

Total return** ............................        (12.92)%            1.95%            24.32%            27.45%           15.66%
                                              ===========       ===========       ===========       ===========      ===========
Ratios/supplemental data:

  Net assets, end of year (in thousands) ..   $ 1,113,568       $ 1,489,962       $ 1,611,881       $ 1,414,284      $ 1,196,589
  Ratio of expenses to average net assets .          0.56%(1)          0.57%(1)          0.58%(1)          0.58%(1)         0.59%(1)
  Ratio of net investment income to average
    net assets ............................          0.96%             2.54%             2.13%             1.25%            3.08%
  Portfolio turnover rate .................            69%               88%               70%              106%              58%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of cutody credits would not have changed.

** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Value Line Strategic Asset Management Trust

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Strategic Asset Management Trust (the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

February 14, 2002

--------------------------------------------------------------------------------

Federal Tax Notice (unaudited)

The amount of long term capital gain paid by the Trust for the year ended December 31, 2001 was $91,618,693.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
152

--------------------------------------------------------------------------------

----------------------
MANAGEMENT INFORMATION
----------------------

      The following table sets forth information on each Trustee and officer of the Trust. Each Trustee serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Trustee serves until his or her successor is elected and qualified.

                                                              Length of            Other
                                                                Time           Directorships
Name, Address and Age               Position                   Served        Held by Trustee
----------------------------------------------------------------------------------------------
Interested Directors:*
Jean Bernhard Buttner          Chairman of the Board          15 years       Value Line, Inc.
Age 67                       of Trustees and President

Principal Occupation During the Past 5 Years:

Chairman, President and Chief Executive Officer of Value Line, Inc. (the "Adviser") and Value
Line Publishing, Inc. Chairman and President of each of the 15 Value Line Funds and Value Line
Securities, Inc. (the "Distributor").
----------------------------------------------------------------------------------------------
Marion N. Ruth                      Trustee                    2 years       Value Line, Inc.
5 Outrider Road
Rolling Hills, CA 90274
Age 66

Principal Occupation During the Past 5 Years:

Real Estate Executive; President, Ruth Realty (real estate broker); Director of the Adviser since October 2000.
----------------------------------------------------------------------------------------------
Non-Interested Directors:

John W. Chandler                    Trustee                   11 years             None
1611 Cold Spring Rd.
Williamstown, MA 01267
Age 78

Principal Occupation During the Past 5 Years:

Consultant, Academic Search Consultation Service, Inc. Trustee Emeritus and Chairman
(1993-1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.
----------------------------------------------------------------------------------------------
Frances T. Newton                   Trustee                    2 years             None
4921 Buckingham Drive
Charlotte, NC 28209
Age 60

Principal Occupation During the Past 5 Years:

Customer Support Analyst, Duke Power Company.
----------------------------------------------------------------------------------------------
Francis C. Oakley                   Trustee                    2 years         Berkshire Life
54 Scott Hill Road                                                             Insurance Company.
Williamstown, MA 01267
Age 70

Principal Occupation During the Past 5 Years:

Professor of History, Williams College, 1961 to present, President Emeritus since 1994 and
President, 1985-1994; Chairman (1993-1997) of the American Council of Learned Societies;
President of the Board of Trustees of the Sterling and Francene Clark Art Institute since 1998.
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             153

--------------------------------------------------------------------------------

                                                              Length of            Other
                                                                Time           Directorships
Name, Address and Age               Position                   Served        Held by Trustee
----------------------------------------------------------------------------------------------
David H. Porter                     Trustee                    5 years             None
5 Birch Run Drive
Saratoga Springs, NY 12866
Age 66

Principal Occupation During the Past 5 Years:

Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore
College since 1999 and President, 1987-1998.
----------------------------------------------------------------------------------------------
Paul Craig Roberts                  Trustee                   15 Years       A. Schulman Inc.
169 Pompano Street                                                           (plastics)
Panama City Beach, FL 32413
Age 62

Principal Occupation During the Past 5 Years:

Chairman, Institute for Political Economy.
----------------------------------------------------------------------------------------------
Nancy-Beth Sheer                    Trustee                    6 years               None
1409 Beaumont Drive
Gladwyne, PA 19035
Age 52

Principal Occupation During the Past 5 Years:

Senior Financial Advisor, Hawthorne, since January 2001; Chairman, Radcliffe
College Board of Trustees, 1990-1999.
----------------------------------------------------------------------------------------------
Officers:

Stephen Grant                    Vice President                10 Years
Age 48

Principal Occupation During the Past 5 Years:

Portfolio Manager with the Adviser.
----------------------------------------------------------------------------------------------
Philip Orlando                   Vice President                1 Year
Age 43

Principal Occupation During the Past 5 Years:

Chief Investment Officer with the Adviser.
----------------------------------------------------------------------------------------------
David T. Henigson          Vice President, Secretary           7 Years
Age 44                          and Treasurer

Principal Occupation During the Past 5 Years:

Director, Vice President and Compliance Officer of the Adviser, Director and Vice President of
the Distributor, Vice President, Secretary and Treasurer of each of the 15 Value Line Funds.
----------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of being a director of the Adviser.

      Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
      The Trust's Statement of Additional Information (SAI) includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             141